2012 Separation Transaction (Tables)	12 Months Ended
Sep. 25, 2015
Extraordinary and Unusual Items [Abstract]
Summary of components of Separation Charges incurred within continuing operations and discontinued operations
The components of the Separation charges incurred within continuing operations and discontinued operations consisted of the following ($ in millions):

	For the Year Ended			For the Year Ended			For the Year Ended
	September 25, 2015			September 26, 2014			September 27, 2013
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Professional fees	$—	$—	$—	$2	$—	$2	$5	$1	$6
Information technology related costs	1	—	1	12	—	12	10	—	10
Employee compensation costs	—	—	—	—	1	1	3	1	4
Marketing costs	1	—	1	32	—	32	40	—	40
Other costs (income)	—	—	—	7	—	7	11	(10)	1
Total pre-tax separation charges (income)	2	—	2	53	1	54	69	(8)	61
Tax-related separation charges	—	—	—	9	—	9	22	—	22
Tax benefit on pre-tax separation charges	(1)	—	(1)	(15)	—	(15)	(13)	—	(13)
Total separation charges (income), net of tax benefit	$1	$—	$1	$47	$1	$48	$78	$(8)	$70

Summary of Separation Charges were classified in continuing operations within the entity's consolidated Statement of Operations
Pre-tax separation charges were classified in continuing operations within the Company's Consolidated Statement of Operations as follows ($ in millions):

	For the Years Ended
	September 25, 2015	September 26, 2014	September 27, 2013
Selling, general and administrative expenses ("SG&A")	$2	$52	$61
Separation costs	—	1	8
Total	$2	$53	$69